Related party transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Other accounts payable	$ 441	$ 1,231
Related Party [Member]
Related Party Transaction [Line Items]
Other accounts payable	$ 50	$ 1